SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23c-2 UNDER THE INVESTMENT COMPANY ACT OF 1940

Investment Company Act File No. 811-5639

Pacholder High Yield Fund, Inc.

Name of Registrant

8044 Montgomery Road, Suite 555, Cincinnati Ohio 45236

Address of Principal Executive Office

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”), and states that it is filing this notice with the Commission at least 30 days prior to the date set for the redemption.

(1)

Title of Class of Securities to be Redeemed:

Auction Rate Cumulative Preferred Stock, Series W

(2)

Date on Which the Securities are to be Redeemed:

January 22, 2009

(3)

Applicable Provisions of the Governing Instrument Pursuant to Which the Securities are to be Redeemed:

Part 1, Section 2(a)(i) of the Articles Supplementary Creating and Fixing the Rights of Auction Rate Cumulative Preferred Stock

(4)

Number of Shares and the Basis Upon Which the Securities to be Redeemed are to be Selected:

120 shares, selected by lot (as determined by The Depository Trust Company)

SIGNATURE

Pursuant to Rule 23c-2 under the Act, the registrant has caused this notification to be duly executed on its behalf in the city of New York and the state of New York on the 18th day of December 2008.

Pacholder High Yield Fund, Inc.

By:

/s/ Patricia A. Maleski

Patricia A. Maleski

Treasurer